Deutsche Bank Transformation - Changes in regulatory capital (Tables)	6 Months Ended
Jun. 30, 2019
Deutsche Bank's Transformation - Changes in regulatory capital [Abstract]
Deutsche Bank's Transformation - Changes in regulatory capital [text block table]
Capital measure (in € bn, unless stated otherwise)	Jun 30,2019 (reported)	Jun 30,2019 (pro-forma)
Common Equity Tier 1 capital	46.5	46.8
Risk-Weighted Assets	346.9	347.9
Common Equity Tier 1 Ratio	13.4%	13.4%